Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2022
Property, plant and equipment [Abstract]
Consolidated Property, Plant and Equipment
	Consolidated
	30 June 2022	30 June 2021 (restated*)
	US$’000	US$’000

Non-current assets
Land – at cost	1,836	403

Buildings – at cost	13,768	3,511
Less: Accumulated depreciation	(686)	(231)
	13,082	3,280

Plant and equipment – at cost	3,564	2,844
Less: Accumulated depreciation	(364)	(157)
	3,200	2,687

Mining hardware – at cost	171,120	5,448
Less: Accumulated depreciation	(7,973)	(1,181)
Less: Impairment	-	(346)
	163,147	3,921

Assets under construction – at cost	66,297	5,644

	247,562	15,935

Reconciliations of Written Down Values of Property, Plant and Equipment
Reconciliations
Reconciliations of the written down values at the beginning and end of the current and previous financial year are set out below:

	Land	Buildings	Plant and equipment	Mining hardware	Assets under construction	Total
Consolidated	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000

Balance as at 1 July 2020	166	3,085	1,275	3,512	-	8,038
Additions	229	150	1,371	1,653	5,550	8,953
Disposals	-	-	(2)	(202)	-	(204)
Exchange differences	8	293	161	233	94	789
Impairment of assets	-	(79)	-	(353)	-	(432)
Depreciation expense (note 6)	-	(169)	(118)	(922)	-	(1,209)

Balance as at 30 June 2021	403	3,280	2,687	3,921	5,644	15,935
Additions	1,466	10,603	844	168,899	61,650	243,462
Disposals	-	-	-	(28)	-	(28)
Exchange differences	(33)	(330)	(114)	(2,651)	(997)	(4,125)
Depreciation expense (note 6)	-	(471)	(217)	(6,994)	-	(7,682)

Balance as at 30 June 2022	1,836	13,082	3,200	163,147	66,297	247,562